Notes Payable and Accrued Interest - Ya Global Master Spv Ltd (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Less: Unamortized debt discount	$ (31,633)	$ (13,332)	$ 0
Principal, net		161,668
Accrued Interest		1,458
Total	422,066	163,126
Notes payable and accrued interest due to YA Global Master SPV Ltd [Member]
Debt Instrument [Line Items]
Notes payable		175,000
Less: Unamortized debt discount		(13,332)
Principal, net		161,668
Accrued Interest		1,458
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member]
Debt Instrument [Line Items]
Notes payable	450,000
Less: Unamortized debt discount	(31,633)
Principal, net	418,367
Accrued Interest	$ 3,699